Renee M. Hardt
Shareholder
+1 312 609 7616
rhardt@vedderprice.com

June 24, 2019
Via EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:     Touchstone Funds Group Trust (File No. 811-08104) (the “Registrant”)
Registration Statement on Form N-14
To the Commission:
On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the reorganization of Touchstone Credit Opportunities Fund, a series of Touchstone Strategic Trust, into Touchstone Credit Opportunities II Fund, a series of the Registrant.
Please contact the undersigned at (312) 609-7616 if you have any questions or comments regarding the filing.
Very truly yours,
/s/ Renee M. Hardt
Renee M. Hardt

Enclosures

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